SUPPLEMENT DATED DECEMBER 28, 2022 TO THE CURRENT
STATEMENT OF ADDITIONAL INFORMATION FOR:
Invesco International Equity Fund
Invesco International Select Equity Fund

(each a “Fund”, collectively the “Funds”)
This supplement amends the Statement of Additional Information of the above referenced Funds and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.
The following information replaces the information in the table under the heading “PORTFOLIO MANAGER(S) – PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS – INVESTMENTS” for Invesco International Equity Fund and Invesco International Select Equity Fund in Appendix H:
INVESTMENTS
The following information is as of October 31, 2021 (unless otherwise noted):
Fund	Portfolio Managers	Dollar Range of Investments in the Fund
Invesco International Equity Fund
	Clas Olsson[1]	None
	Brent Bates[1]	None
	Mark Jason[1]	None
	Richard Nield[1]	None
Invesco International Select Equity Fund
	George R. Evans[1]	None
	Robert B. Dunphy[1]	None

The following information replaces the information in the table under the heading “PORTFOLIO MANAGER(S) – PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS – ASSETS MANAGED” for Invesco International Equity Fund and Invesco International Select Equity Fund in Appendix H:
ASSETS MANAGED
The following information is as of October 31, 2021 (unless otherwise noted):
	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
Portfolio Manager(s)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Invesco International Equity Fund
Clas Olsson[1]	5	$3,489.1	9	$2,335.6	3,442[2]	$1,566.8[2]
Brent Bates[1]	6	$5,000.2	3	$1,337.3	3,439[2]	$1,232.8[2]
Mark Jason[1]	5	$4,989.5	3	$1,337.3	3,439[2]	$1,232.8[2]
Richard Nield[1]	4	$3,478.4	9	$2,210.9	3,439[2]	$1,232.8[2]
Invesco International Select Equity Fund
George R. Evans[1]	3	$9,859.5	3	$391.6	3	$530.9
Robert B. Dunphy[1]	2	$7,477.6	3	$391.6	3	$530.9

1 The Portfolio Manager began serving on the Fund effective November 28, 2022. All information is provided as of October 31, 2022.
2 These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.
AIMF-SOAI-1-SUP 122822